Provision for Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

At November 30, 2017 and August 31, 2017, deferred tax assets consisted of:

	November 30, 2017	August 31, 2017
Net operating loss carryforwards	$608,200	$505,486
Valuation allowance	(608,200)	(505,486)
Deferred tax assets - net	$-	$-

At August 31, 2017 and 2016, deferred tax assets consisted of:

	August 31,
	2017	2016
Net operating loss caryforwards	$505,486	$357,611
Value allowance	(505,486)	(357,611)

Deferred tax assets – net	$-	$-